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                                                                 CIK: 0000710828
                                                                    & 0000759854

Metropolitan Life Insurance Company
One Financial Center
Boston, MA 02111

                                               September 5, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Tower Separate Accounts One and Two
     File No. 811-03617 and 811-04189

Commissioners:

Semi-annual reports dated June 30, 2014 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Metropolitan Tower Separate Account One and Metropolitan Tower Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.